Income Taxes - Schedule of Variations Between the Line Item Changes in Deferred Tax Assets Against the Changes in Deferred Tax Assets in the Balance Sheet (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in Balance Sheet [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated and not recognized during the year	$ 0	$ 0
Derecognition related to tax loss carryforwards recognized in prior years	(100)	(125)
Recognition related to unrecognized tax loss carryforwards	105	12
Foreign currency translation and other effects	(4)	(3)
Changes in deferred tax assets	1	(116)
Reconciliation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated and not recognized during the year	89	45
Derecognition related to tax loss carryforwards recognized in prior years	0	0
Recognition related to unrecognized tax loss carryforwards	(186)	(105)
Foreign currency translation and other effects	(2)	3
Changes in deferred tax assets	$ (99)	$ (57)